Capital and funding - Summary of Treasury Shares Movements (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity and liabilities [abstract]
Treasury shares at beginning of period		€ (2,296)	€ (959)
Repurchase of shares	[1]	(1,510)	(1,508)	€ (1,507)
Cancellation of PLC shares		3,770	0	5,282
Other purchases and utilisations		1	171
Treasury shares at end of period		€ (35)	€ (2,296)	€ (959)

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 10 February 2022, 8 February 2024 and 13 February 2025.